Net Loss Per Share - Computation of Basic and Diluted Net Loss per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Net Income (Loss) Available to Common Stockholders, Diluted [Abstract]
Net loss attributable to ordinary shareholders	¥ (154,416)	$ (22,081)	¥ (192,927)	¥ (311,782)
Weighted Average Number of Shares Outstanding Basic	501,068,064	501,068,064	401,923,200	458,636,327
Weighted Average Number of Shares Outstanding, Diluted	501,068,064	501,068,064	401,923,200	458,636,327
Earnings Per Share Basic | (per share)	¥ (0.31)	$ (0.04)	¥ (0.48)	¥ (0.68)
Earnings Per Share Diluted | (per share)	¥ (0.31)	$ (0.04)	¥ (0.48)	¥ (0.68)